Summary of Significant Accounting Policies - Summary of Balance of The Company's Warranty Reserve (Detail) - Accrued Liabilities [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Balance at beginning of year	$ 538	$ 1,261	$ 564	$ 1,260	$ 1,260	$ 80
Additions to warranty reserve	366	250	633	482	821	2,415
Claims fulfilled	(336)	(144)	(629)	(375)	(882)	(1,235)
Change in estimate related to pre-existing warranties					(635)	0
Balance at end of year	$ 568	$ 1,367	$ 568	$ 1,367	$ 564	$ 1,260